Significant Financing Transactions (Schedule of Equity Units) (Parenthetical) (Details) $ in Millions	Jun. 14, 2019 USD ($)
Capital Unit [Line Items]
Issuance costs	$ 28
Preferred Stock
Capital Unit [Line Items]
Issuance costs	14
Common Stock
Capital Unit [Line Items]
Issuance costs	$ 14